Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Communication Services: 8.8%
171,764		Activision Blizzard, Inc.	$ 10,216,523	1.4
288,345		Interpublic Group of Cos., Inc.	4,668,305	0.6
627,253		Verizon Communications, Inc.	33,702,304	4.4
193,103		Walt Disney Co.	18,653,750	2.4
			67,240,882	8.8

		Consumer Discretionary: 5.6%
160,502		Best Buy Co., Inc.	9,148,614	1.2
86,448		Hasbro, Inc.	6,185,355	0.8
286,879	(1)	L Brands, Inc.	3,316,321	0.4
63,943		Nike, Inc. - Class B	5,290,644	0.7
169,392		Service Corp. International	6,624,921	0.9
180,105		TJX Cos., Inc.	8,610,820	1.1
49,502		Tractor Supply Co.	4,185,394	0.5
			43,362,069	5.6

		Consumer Staples: 9.9%
182,468	(2)	BJ's Wholesale Club Holdings, Inc.	4,647,460	0.6
72,547		Constellation Brands, Inc.	10,400,338	1.4
198,916		Kellogg Co.	11,932,971	1.5
284,371		Philip Morris International, Inc.	20,747,708	2.7
256,272		Procter & Gamble Co.	28,189,920	3.7
			75,918,397	9.9

		Energy: 5.4%
207,991	(1)	BP PLC ADR	5,072,900	0.7
241,723		Chevron Corp.	17,515,248	2.3
256,722		ConocoPhillips	7,907,038	1.0
150,929		EOG Resources, Inc.	5,421,370	0.7
115,485		Valero Energy Corp.	5,238,400	0.7
			41,154,956	5.4

		Financials: 20.8%
317,954		American International Group, Inc.	7,710,385	1.0
274,518	(1)	Apollo Global Management, Inc.	9,196,353	1.2
918,590		Bank of America Corp.	19,501,666	2.5
120,209		First American Financial Corp.	5,098,064	0.7
131,682		Goldman Sachs Group, Inc.	20,356,720	2.6
377,525		Hartford Financial Services Group, Inc.	13,303,981	1.7
196,003		Intercontinental Exchange, Inc.	15,827,242	2.1
269,411		JPMorgan Chase & Co.	24,255,072	3.2
91,285		Marsh & McLennan Cos., Inc.	7,892,501	1.0
141,646		Northern Trust Corp.	10,688,607	1.4
335,748		SLM Corp.	2,414,028	0.3
426,853		Truist Financial Corp.	13,164,147	1.7
313,606		US Bancorp	10,803,727	1.4
			160,212,493	20.8

		Health Care: 15.8%
128,284	(1),(2)	Alcon, Inc.	6,519,393	0.8
64,216		Becton Dickinson & Co.	14,754,910	1.9
8,419	(2)	Biogen, Inc.	2,663,603	0.3
284,266		Bristol-Myers Squibb Co.	15,844,987	2.1
81,208		Cigna Corp.	14,388,434	1.9
261,215		Johnson & Johnson	34,253,123	4.4
141,310		Medtronic PLC	12,743,336	1.7
136,696		Novartis AG ADR	11,270,585	1.5
31,819		Thermo Fisher Scientific, Inc.	9,023,868	1.2
			121,462,239	15.8

		Industrials: 9.3%
91,077		Cummins, Inc.	12,324,540	1.6
59,163		L3Harris Technologies, Inc.	10,656,439	1.4
97,546		Norfolk Southern Corp.	14,241,716	1.8
41,623		Old Dominion Freight Line	5,463,435	0.7
118,571		Oshkosh Corp.	7,627,672	1.0
30,900		Roper Technologies, Inc.	9,634,929	1.3
346,226		Timken Co.	11,196,949	1.5
			71,145,680	9.3

		Information Technology: 6.7%
23,230	(2)	Adobe, Inc.	7,392,715	1.0
99,432		Analog Devices, Inc.	8,914,079	1.1
25,939		Broadcom, Inc.	6,150,137	0.8
208,592	(2)	Micron Technology, Inc.	8,773,379	1.1
74,155		MKS Instruments, Inc.	6,039,925	0.8
55,597		Motorola Solutions, Inc.	7,389,953	1.0
162,513		NetApp, Inc.	6,775,167	0.9
			51,435,355	6.7

		Materials: 3.9%
69,394		Air Products & Chemicals, Inc.	13,851,736	1.8
60,054		Celanese Corp. - Series A	4,407,363	0.6
204,545		CF Industries Holdings, Inc.	5,563,624	0.7
125,819		Eastman Chemical Co.	5,860,649	0.8
			29,683,372	3.9

		Real Estate: 5.1%
212,327		American Homes 4 Rent	4,925,987	0.6
71,570		Crown Castle International Corp.	10,334,708	1.3
279,060		Highwoods Properties, Inc.	9,884,305	1.3
256,808	(1)	MGM Growth Properties LLC	6,078,645	0.8
100,510		ProLogis, Inc.	8,077,989	1.1
			39,301,634	5.1

		Utilities: 7.5%
86,295		CMS Energy Corp.	5,069,831	0.7
84,450		Entergy Corp.	7,935,766	1.0
172,039		Evergy, Inc.	9,470,747	1.2
339,900		Exelon Corp.	12,511,719	1.6
234,454		FirstEnergy Corp.	9,394,572	1.2

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
56,432		NextEra Energy, Inc.	$ 13,578,668	1.8
440,822	(2),(3)	PRIME AET&D Holdings NO 1	–	–
			57,961,303	7.5

	Total Common Stock
	(Cost $901,834,169)		758,878,380	98.8

OTHER(4): –%
		Communications: –%
32,517	(3),(5)	Tribune Co. (Escrow)	–	–

		Energy: –%
1,685,000	(3),(5)	Samson Investment Co. (Escrow)	–	–

	Total Other
	(Cost $30,842)		–	–

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
		Financial: –%
1,216,000	(3),(6)	Tropicana Entertainment LLC / Tropicana Finance Corp., 9.625%, 12/15/2015	–	–

	Total Corporate Bonds/Notes
	(Cost $787,908)		–	–

	Total Long-Term Investments
	(Cost $902,652,919)		758,878,380	98.8

SHORT-TERM INVESTMENTS: 3.4%
		Commercial Paper: 0.2%
950,000	(7)	Cooperatieve Rabobank UA, 1.660%, 04/07/2020	949,806	0.1
300,000	(7)	DBS Bank Ltd., 1.700%, 04/03/2020	299,993	0.1

	Total Commercial Paper
	(Cost $1,249,799)		1,249,799	0.2

		Floating Rate Notes: 0.9%
300,000	(7)	Australia & New Zealand Banking Group Ltd., 0.950%, 05/20/2020	300,055	0.1
300,000	(7)	Australia & New Zealand Banking Group Ltd., 1.220%, 04/09/2020	300,047	0.1
300,000	(7)	Bank of America Corp., 1.200%, 05/07/2020	299,814	0.0
900,000	(7)	Bank of Nova Scotia, 1.240%, 05/08/2020	900,311	0.1
325,000	(7)	Commonwealth Bank of Australia, 0.950%, 06/10/2020	324,720	0.1
250,000	(7)	Crédit Industriel et Commercial, 1.250%, 04/09/2020	250,040	0.0
950,000	(7)	JPMorgan Chase & Co., 1.740%, 08/07/2020	948,391	0.1
950,000	(7)	Lloyds Bank PLC, 1.100%, 08/07/2020	949,207	0.1
300,000	(7)	Mitsubishi UFJ Financial Group, Inc., 0.860%, 07/14/2020	299,816	0.0
300,000	(7)	National Bank of Canada, 1.840%, 07/16/2020	299,526	0.0
950,000	(7)	Oversea-Chinese Banking Corp., Ltd., 0.820%, 07/15/2020	949,286	0.1
600,000	(7)	Skandinaviska Enskilda Banken AB, 1.780%, 05/11/2020	599,712	0.1
300,000	(7)	Starbird Funding Corp., 1.220%, 04/24/2020	300,100	0.1
250,000	(7)	Sumitomo Mitsui Trust Holdings, Inc., 0.970%, 06/26/2020	250,002	0.0
250,000	(7)	Sumitomo Mitsui Trust Holdings, Inc., 1.280%, 05/07/2020	250,109	0.0

	Total Floating Rate Notes
	(Cost $7,221,136)		7,221,136	0.9

		Repurchase Agreements: 1.2%
3,860,986	(7)	Bank of Nova Scotia, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $3,860,988, collateralized by various U.S. Government Agency Obligations, 3.500%-5.000%, Market Value plus accrued interest $3,938,208, due 09/01/24-11/01/49)	3,860,986	0.5
1,136,722	(7)	BNP Paribas S.A., Repurchase Agreement dated 03/31/20, 0.33%, due 04/01/20 (Repurchase Amount $1,136,732, collateralized by various U.S. Government Securities, 2.125%-6.875%, Market Value plus accrued interest $1,193,561, due 06/15/20-03/15/39)	1,136,722	0.1

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,322,653	(7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,322,654, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,349,106, due 05/01/20-02/20/70)	$ 1,322,653	0.2
2,767,908	(7)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/20, 0.16%, due 04/01/20 (Repurchase Amount $2,767,920, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,830,022, due 04/01/20-09/09/49)	2,767,908	0.4

	Total Repurchase Agreements
	(Cost $9,088,269)		9,088,269	1.2

		Certificates of Deposit: 0.0%
250,000	(7)	Landesbank Baden-Wurttemberg, 1.630%, 04/24/2020
		(Cost $250,134)	250,134	0.0

Shares			Value	Percentage of Net Assets
		Mutual Funds(7): 1.1%
545,000	(7),(8)	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.490%	545,000	0.1
8,004,000	(7),(8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%	8,004,000	1.0
	Total Mutual Funds
	(Cost $8,549,000)		8,549,000	1.1

	Total Short-Term Investments
	(Cost $26,358,338)		26,358,338	3.4

	Total Investments in Securities (Cost $929,011,257)		$ 785,236,718	102.2
	Liabilities in Excess of Other Assets		(16,597,558)	(2.2)
	Net Assets		$ 768,639,160	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2020, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	Defaulted security.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of March 31, 2020.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$ 67,240,882	$ –	$ –	$ 67,240,882
Consumer Discretionary	43,362,069	–	–	43,362,069
Consumer Staples	75,918,397	–	–	75,918,397
Energy	41,154,956	–	–	41,154,956
Financials	160,212,493	–	–	160,212,493
Health Care	121,462,239	–	–	121,462,239
Industrials	71,145,680	–	–	71,145,680
Information Technology	51,435,355	–	–	51,435,355
Materials	29,683,372	–	–	29,683,372
Real Estate	39,301,634	–	–	39,301,634
Utilities	57,961,303	–	–	57,961,303
Total Common Stock	758,878,380	–	–	758,878,380
Corporate Bonds/Notes	–	–	–	–
Other	–	–	–	–
Short-Term Investments	–	26,358,338	–	26,358,338
Total Investments, at fair value	$ 758,878,380	$ 26,358,338	$ –	$ 785,236,718

At March 31, 2020, Voya Large Cap Value Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Samson Investment Co. (Escrow)	6/28/2017	$ 30,842	$ –
Tribune Co. (Escrow)	8/16/2015	–	–
		$ 30,842	$ –

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $931,044,485.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$ 10,912,305
Gross Unrealized Depreciation	(156,594,847)

Net Unrealized Depreciation	$(145,682,542)